Shareholder Fees	Jun. 28, 2025 USD ($)
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Investor Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Investor Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0